UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                               ----------------------

Check here if Amendment [   ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
           -----------------------------------------------------
Address:   214 North Tryon Street, Suite 3000
           -----------------------------------------------------
           Charlotte, North Carolina 28202
           -----------------------------------------------------

Form 13F File Number: 028-13383
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ian Banwell
        ------------------------------------
Title:  Manager, Chief Executive Officer
        ------------------------------------
Phone:  (704) 208-3600
        ------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Ian Banwell                    Charlotte, North Carolina          11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $    1,146,875
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13407             St. George Partners, LLC
----  --------------------  ----------------------------------------------------
2     028-13408             Ian Banwell
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ANNALY CAP MGMT INC         COM              035710409    3,326    200,000 SH       DEFINED      1,2       200,000      0    0
BANK OF AMERICA CORPORATION COM              060505104   27,540  4,500,000 SH  CALL DEFINED      1,2     4,500,000      0    0
BARCLAYS BK PLC             DJUBS CMDT ETN36 06738C778      529     12,680 SH       DEFINED      1,2        12,680      0    0
CINEMARK HOLDINGS INC       COM              17243V102    4,720    250,000 SH       DEFINED      1,2       250,000      0    0
CITIGROUP INC               COM NEW          172967424   42,303  1,651,500 SH  CALL DEFINED      1,2     1,651,500      0    0
D R HORTON INC              COM              23331A109    9,040  1,000,000 SH  CALL DEFINED      1,2     1,000,000      0    0
FAMILY DLR STORES INC       COM              307000109    4,069     80,000 SH       DEFINED      1,2        80,000      0    0
ISHARES INC                 MSCI BRAZIL      464286400   26,005    500,000 SH  CALL DEFINED      1,2       500,000      0    0
ISHARES INC                 MSCI JAPAN       464286848  101,411 10,720,000 SH  CALL DEFINED      1,2    10,720,000      0    0
ISHARES TR                  DJ SEL DIV INX   464287168  144,719  3,000,000 SH  CALL DEFINED      1,2     3,000,000      0    0
ISHARES TR                  FTSE CHINA25 IDX 464287184   57,332  1,859,600 SH  CALL DEFINED      1,2     1,859,600      0    0
ISHARES TR                  MSCI EMERG MKT   464287234  456,235 13,000,000 SH  CALL DEFINED      1,2    13,000,000      0    0
MICROSOFT CORP              COM              594918104    2,061     82,800 SH       DEFINED      1,2        82,800      0    0
OIL SVC HOLDRS TR           DEPOSTRY RCPT    678002106      464      4,500 SH       DEFINED      1,2         4,500      0    0
SELECT SECTOR SPDR TR       SBI INT-INDS     81369Y704    1,264     43,268 SH       DEFINED      1,2        43,268      0    0
SOUTHERN COPPER CORP        COM              84265V105    3,099    124,000 SH       DEFINED      1,2       124,000      0    0
SPDR S&P 500 ETF TR         TR UNIT          78462F103  203,670  1,800,000 SH  PUT  DEFINED      1,2     1,800,000      0    0
SPDR S&P 500 ETF TR         TR UNIT          78462F103   45,031    397,976 SH       DEFINED      1,2       397,976      0    0
SPDR SERIES TRUST           SPDR KBW BK ETF  78464A797    8,770    500,000 SH       DEFINED      1,2       528,000      0    0
STAR BULK CARRIERS CORP     COM              Y8162K105      258    199,976 SH       DEFINED      1,2       199,976      0    0
WENDYS CO                   COM              95058W100    2,066    450,000 SH       DEFINED      1,2       450,000      0    0
YUM BRANDS INC              COM              988498101    2,963     60,000 SH       DEFINED      1,2        60,000      0    0
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